Unaudited Supplementary Data (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Jun. 30, 2013		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Sales	$ 2,188		$ 2,020		$ 2,018		$ 2,188		$ 2,503		$ 2,505		$ 2,250		$ 2,706		$ 4,206		$ 6,226		$ 8,414		$ 9,964		$ 10,441
Costs applicable to sales	1,482		1,078		1,682		1,057										2,739		3,816		5,299	[1]	4,334	[1]	3,973	[1]
Amortization	381		299		415		267										682		981		1,362		1,032		1,036
Reclamation and remediation	25		20		18		18										36		56		81		96		120
Gross profit	300	[2]	623	[2]	(97)	[2]	846	[2]	1,017	[2]	1,103	[2]	963	[2]	1,419	[2]	749		1,373
Income (loss) from continuing operations	(1,195)	[3]	419	[3]	(2,133)	[3]	314	[3]	638	[3]	401	[3]	280	[3]	559	[3]	(1,819)	[3]	(1,400)	[3]	(2,595)		1,878		468
Income (loss) from discontinued operations	8	[3]	(21)	[3]	74	[3]			28	[3]	(33)	[3]			(71)	[3]	74	[3]	53	[3]	61		(76)		(136)
Net income (loss) attributable to Newmont stockholders	(1,187)	[3]	398	[3]	(2,059)	[3]	314	[3]	666	[3]	368	[3]	280	[3]	488	[3]	(1,745)		(1,347)		(2,534)		1,802		332
Income (loss) from continuing operations, per common share, basic	$ (2.39)		$ 0.84		$ (4.29)		$ 0.63		$ 1.28		$ 0.82		$ 0.56		$ 1.13		$ (3.66)		$ (2.82)		$ (5.21)		$ 3.79		$ 0.95
Income (loss) from discontinued operations, per common share, basic	$ 0.01		$ (0.04)		$ 0.15				$ 0.06		$ (0.07)				$ (0.14)		$ 0.15		$ 0.11		$ 0.12		$ (0.15)		$ (0.28)
Net income (loss) per common share, basic	$ (2.38)		$ 0.80		$ (4.14)		$ 0.63		$ 1.34		$ 0.75		$ 0.56		$ 0.99		$ (3.51)		$ (2.71)		$ (5.09)		$ 3.64		$ 0.67
Income (loss) from continuing operations, per common share, diluted	$ (2.39)		$ 0.84		$ (4.29)		$ 0.63		$ 1.28		$ 0.81		$ 0.56		$ 1.11		$ (3.66)		$ (2.82)		$ (5.21)		$ 3.76		$ 0.93
Income (loss) from discontinued operations, per common share, diluted	$ 0.01		$ (0.04)		$ 0.15				$ 0.06		$ (0.07)				$ (0.14)		$ 0.15		$ 0.11		$ 0.12		$ (0.15)		$ (0.27)
Net income (loss) per common share, diluted	$ (2.38)		$ 0.80		$ (4.14)		$ 0.63		$ 1.34		$ 0.74		$ 0.56		$ 0.97		$ (3.51)		$ (2.71)		$ (5.09)		$ 3.61		$ 0.66
Basic weighted-average shares outstanding	498		498		497		497		497		496		496		495						498		496		494
Diluted weighted-average shares outstanding	498		498		497		498		499		499		498		504						498		499		504
Cash dividends declared per common share	$ 0.200		$ 0.250		$ 0.350		$ 0.425		$ 0.35		$ 0.35		$ 0.35		$ 0.35						$ 1.225		$ 1.400		$ 1.000
Closing price of common stock	$ 23.03		$ 28.10		$ 29.95		$ 41.89		$ 46.44		$ 56.02		$ 48.51		$ 51.27		$ 29.95		$ 28.10		$ 23.03		$ 46.44
As Previously Reported [Member]
Quarterly Financial Information Disclosure [Abstract]
Sales	2,169		1,983		1,993		2,177										4,170		6,153		8,322		9,868		10,358
Costs applicable to sales	1,453		1,036		1,653		1,044										2,697		3,733		5,186		4,238		3,890
Amortization	381		299		415		267										682		981
Reclamation and remediation	25		20		18		18										36		56
Gross profit	310		628		(93)		848										755		1,383
Income (loss) from continuing operations	(1,174)	[3]	429	[3]	(2,093)	[3]	315	[3]									(1,778)	[3]	(1,349)	[3]
Income (loss) from discontinued operations	8	[3]	(21)	[3]	74	[3]											74	[3]	53	[3]
Net income (loss) attributable to Newmont stockholders	(1,166)		408		(2,019)		315										(1,704)		(1,296)		(2,462)		1,809		366
Income (loss) from continuing operations, per common share, basic	$ (2.34)		$ 0.86		$ (4.21)		$ 0.63										$ (3.58)		$ (2.72)
Income (loss) from discontinued operations, per common share, basic	$ 0.01		$ (0.04)		$ 0.15												$ 0.15		$ 0.11
Net income (loss) per common share, basic	$ (2.33)		$ 0.82		$ (4.06)		$ 0.63										$ (3.43)		$ (2.61)		$ (4.94)		$ 3.65		$ 0.74
Income (loss) from continuing operations, per common share, diluted	$ (2.34)		$ 0.86		$ (4.21)		$ 0.63										$ (3.58)		$ (2.72)
Income (loss) from discontinued operations, per common share, diluted	$ 0.01		$ (0.04)		$ 0.15												$ 0.15		$ 0.11
Net income (loss) per common share, diluted	$ (2.33)		$ 0.82		$ (4.06)		$ 0.63										$ (3.43)		$ (2.61)		$ (4.94)		$ 3.63		$ 0.73
Revision and Co-product Reclassification [Member]
Quarterly Financial Information Disclosure [Abstract]
Sales							11	[4]
Costs applicable to sales							13	[4]													21
Gross profit							(2)	[4]
Income (loss) from continuing operations							(1)	[3],[4]
Net income (loss) attributable to Newmont stockholders							(1)	[4]													(72)		(7)		(34)
Net income (loss) per common share, basic																					$ (0.15)		$ (0.01)		$ (0.07)
Net income (loss) per common share, diluted																					$ (0.15)		$ (0.02)		$ (0.07)
Scenario Adjustment And Co Product Reclassification [Member]
Quarterly Financial Information Disclosure [Abstract]
Sales	19	[4]	37	[4]	25	[4]											36	[4]	73	[4]
Costs applicable to sales	29	[4]	42	[4]	29	[4]											42	[4]	83	[4]
Gross profit	(10)	[4]	(5)	[4]	(4)	[4]											(6)	[4]	(10)	[4]
Income (loss) from continuing operations	(21)	[3],[4]	(10)	[3],[4]	(40)	[3],[4]											(41)	[3],[4]	(51)	[3],[4]
Net income (loss) attributable to Newmont stockholders	$ (21)	[4]	$ (10)	[4]	$ (40)	[4]											$ (41)	[4]	$ (51)	[4]
Income (loss) from continuing operations, per common share, basic	$ (0.05)	[4]	$ (0.02)	[4]	$ (0.08)	[4]											$ (0.08)	[4]	$ (0.10)	[4]
Net income (loss) per common share, basic	$ (0.05)	[4]	$ (0.02)	[4]	$ (0.08)	[4]											$ (0.08)	[4]	$ (0.10)	[4]
Income (loss) from continuing operations, per common share, diluted	$ (0.05)	[4]	$ (0.02)	[4]	$ (0.08)	[4]											$ (0.08)	[4]	$ (0.10)	[4]
Net income (loss) per common share, diluted	$ (0.05)	[4]	$ (0.02)	[4]	$ (0.08)	[4]											$ (0.08)	[4]	$ (0.10)	[4]

[1]	Excludes Amortization and Reclamation and remediation.
[2]	Sales less Costs applicable to sales, Amortization and Reclamation and remediation.
[3]	Attributable to Newmont stockholders.
[4]	Refer to Note 2 and Note 4 for information on the revision and segment reclassifications, respectively.